Segmented information - Operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gold revenue	$ 1,225,061	$ 638,677
Intersegment gold revenue	0	0
Production costs	475,702	302,394
Depreciation & depletion	306,714	160,682
Impairment (reversal) of long-lived assets	55,353
Write-down mineral property interests	9,398	4,150
Current income tax, withholding and other taxes	109,200	27,500
Net income for the year	45,121	61,566
Capital expenditures	271,848	353,121
Total assets	2,547,804	2,685,157
Operating segments | Fekola
Disclosure of operating segments [line items]
Gold revenue	560,516	6,064
Intersegment gold revenue	0	0
Production costs	144,041	1,496
Depreciation & depletion	116,491	1,122
Impairment (reversal) of long-lived assets	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	83,832	8,014
Net income for the year	147,637	14,824
Capital expenditures	82,766	161,872
Total assets	1,183,471	1,213,244
Operating segments | Otjikoto
Disclosure of operating segments [line items]
Gold revenue	213,052	235,938
Intersegment gold revenue	0	0
Production costs	85,528	85,891
Depreciation & depletion	76,325	66,081
Impairment (reversal) of long-lived assets	0
Write-down mineral property interests	1,758	2,700
Current income tax, withholding and other taxes	1,566	2,358
Net income for the year	6,387	46,944
Capital expenditures	52,575	42,392
Total assets	434,110	466,767
Operating segments | Masbate
Disclosure of operating segments [line items]
Gold revenue	283,366	247,561
Intersegment gold revenue	0	0
Production costs	120,876	106,649
Depreciation & depletion	55,382	37,059
Impairment (reversal) of long-lived assets	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	18,540	10,824
Net income for the year	62,203	70,205
Capital expenditures	52,846	57,255
Total assets	523,063	520,969
Operating segments | Libertad
Disclosure of operating segments [line items]
Gold revenue	96,147	83,256
Intersegment gold revenue	9,004	21,528
Production costs	77,869	68,658
Depreciation & depletion	32,977	38,062
Impairment (reversal) of long-lived assets	50,601
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	4,337	5,027
Net income for the year	(71,161)	(17,420)
Capital expenditures	20,941	30,557
Total assets	59,834	108,109
Operating segments | Limon
Disclosure of operating segments [line items]
Gold revenue	11,980	5,858
Intersegment gold revenue	56,506	43,721
Production costs	47,388	39,700
Depreciation & depletion	25,254	18,145
Impairment (reversal) of long-lived assets	(13,434)
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	921	1,243
Net income for the year	(13,382)	(17,160)
Capital expenditures	28,255	22,410
Total assets	85,443	72,420
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
Gold revenue	0	0
Intersegment gold revenue	0	0
Production costs	0	0
Depreciation & depletion	0	0
Impairment (reversal) of long-lived assets	18,186
Write-down mineral property interests	7,640	1,450
Current income tax, withholding and other taxes	0	0
Net income for the year	(25,730)	790
Capital expenditures	34,211	38,198
Total assets	229,129	218,915
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Gold revenue	60,000	60,000
Intersegment gold revenue	(65,510)	(65,249)
Production costs	0	0
Depreciation & depletion	285	213
Impairment (reversal) of long-lived assets	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	4	34
Net income for the year	(60,833)	(36,617)
Capital expenditures	254	437
Total assets	$ 32,754	$ 84,733